UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-02589
Eaton Vance Series Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Growth Fund 1.0 as of September 30, 2005 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2005, the value of the Fund’s investment in the Portfolio was $988,426,642 and the Fund owned approximately 5.3% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Growth Portfolio                                                                                                 as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 2.9%
Boeing Company (The)	796,801	$54,142,628
General Dynamics Corp.	735,000	87,869,250
Honeywell International, Inc.	277,798	10,417,425
Northrop Grumman Corp.	3,489,713	189,665,902
Raytheon Co.	345,300	13,128,306
Rockwell Collins, Inc.	73,006	3,527,650
Teledyne Technologies, Inc. (1)	6,117	210,853
United Technologies Corp.	3,666,376	190,064,932
		$549,026,946
Air Freight & Logistics — 2.6%
FedEx Corp.	2,206,578	192,259,141
Robinson (C.H.) Worldwide, Inc.	1,039,815	66,672,938
United Parcel Service, Inc. Class B	3,274,235	226,347,866
		$485,279,945
Airlines — 0.0%
Southwest Airlines, Inc.	379,642	5,637,684
		$5,637,684
Auto Components — 0.1%
ArvinMeritor, Inc.	8,000	133,760
BorgWarner, Inc.	180,098	10,168,333
Dana Corp.	25,000	235,250
Delphi Corp.	5,361	14,796
Johnson Controls, Inc.	234,164	14,529,876
Visteon Corp.	9,828	96,118
		$25,178,133
Automobiles — 0.1%
DaimlerChrysler AG	7,000	371,840
Ford Motor Co.	85,182	839,895
General Motors Corp.	34,443	1,054,300
Harley-Davidson, Inc.	140,700	6,815,508
Honda Motor Co. Ltd. ADR	20,000	568,000
		$9,649,543
Beverages — 4.2%
Anheuser-Busch Companies, Inc.	4,717,011	203,020,153
Brown-Forman Corp. Class A	547,732	33,822,451
Brown-Forman Corp. Class B	45,820	2,728,123
Coca-Cola Company (The)	3,657,904	157,984,874
Coca-Cola Enterprises, Inc.	1,756,930	34,260,135
PepsiCo., Inc.	6,192,934	351,201,287
		$783,017,023

Biotechnology — 2.3%
Amgen, Inc. (1)	4,321,896	$344,325,454
Applera Corp. - Celera Genomics Group (1)	26,000	315,380
Biogen Idec, Inc. (1)	11,200	442,176
Genzyme Corp. (1)	525,418	37,640,946
Gilead Sciences, Inc. (1)	115,482	5,630,902
Incyte Corp. (1)	14,294	67,182
Invitrogen Corp. (1)	429,910	32,342,129
Vertex Pharmaceuticals, Inc. (1)	13,000	290,550
		$421,054,719
Building Products — 1.0%
American Standard Companies, Inc.	975,691	45,418,416
CRH PLC	329,450	8,967,972
Masco Corp.	4,157,854	127,562,961
Water Pik Technologies, Inc. (1)	2,141	43,462
		$181,992,811
Capital Markets — 4.2%
Affiliated Managers Group (1)	20,520	1,486,058
Bank of New York Co., Inc. (The)	396,733	11,667,918
Bear Stearns Companies, Inc.	88,001	9,658,110
Credit Suisse Group	155,136	6,911,596
Federated Investors, Inc.	1,666,768	55,386,701
Franklin Resources, Inc.	1,462,116	122,759,259
Goldman Sachs Group, Inc.	948,077	115,267,202
Investors Financial Services Corp.	453,428	14,917,781
Knight Capital Group, Inc. (1)	1,750,000	14,542,500
Legg Mason, Inc.	26,461	2,902,507
Lehman Brothers Holdings, Inc.	96,237	11,209,686
Mellon Financial Corp.	235,337	7,523,724
Merrill Lynch & Co., Inc.	2,061,305	126,461,062
Morgan Stanley	3,737,649	201,608,787
Northern Trust Corp.	726,812	36,740,347
Nuveen Investments Class A	150,000	5,908,500
Piper Jaffray Companies, Inc. (1)	40,992	1,224,021
Price (T. Rowe) Group, Inc.	163,648	10,686,214
Raymond James Financial, Inc.	147,337	4,732,464
Schwab (Charles) & Co.	857,261	12,370,276
State Street Corp.	132,670	6,490,216
UBS AG	63,392	5,420,016
Waddell & Reed Financial, Inc., Class A	273,635	5,297,574
		$791,172,519

Chemicals — 0.8%
Airgas, Inc.	264,027	$7,823,120
Arch Chemicals, Inc.	4,950	115,088
Ashland, Inc.	116,107	6,413,751
Bayer AG ADR	40,000	1,472,000
Dow Chemical Co. (The)	270,175	11,258,192
DuPont (E.I.) de Nemours & Co.	1,091,546	42,755,857
Ecolab, Inc.	320,439	10,231,617
MacDermid, Inc.	61,937	1,626,466
Monsanto Company	19,181	1,203,608
Olin Corp.	9,900	188,001
PPG Industries, Inc.	23,542	1,393,451
Rohm & Haas Co.	2,601	106,979
RPM, Inc.	70,138	1,290,539
Sigma-Aldrich Corp.	630,897	40,415,262
Solutia, Inc. (1)	20,293	14,104
Valspar Corp.	1,325,334	29,634,468
		$155,942,503
Commercial Banks — 8.1%
Amegy Bancorp, Inc.	1,255,140	28,403,818
AmSouth Bancorporation	586,442	14,813,525
Associated Banc-Corp.	1,052,332	32,075,079
Bank of America Corp.	4,873,022	205,154,226
Bank of Hawaii Corp.	69,735	3,432,357
Bank of Montreal	257,744	12,835,651
BB&T Corp.	1,775,056	69,315,937
City National Corp.	184,221	12,912,050
Colonial Bancgroup, Inc. (The)	253,936	5,688,166
Comerica, Inc.	333,089	19,618,942
Commerce Bancshares, Inc.	155,154	7,987,328
Compass Bancshares, Inc.	298,090	13,661,465
Fifth Third Bancorp	1,744,418	64,072,473
First Citizens BancShares, Inc.	30,600	5,221,890
First Financial Bancorp.	47,933	891,554
First Horizon National Corp.	153,125	5,566,094
First Midwest Bancorp, Inc.	555,904	20,701,865
Hibernia Corp. Class A	139,684	4,196,107
HSBC Holdings PLC ADR	608,805	49,453,230
Huntington Bancshares, Inc.	630,239	14,161,470
Keycorp	835,217	26,935,748
M&T Bank Corp.	54,058	5,714,471
Marshall & Ilsley Corp.	589,899	25,666,505
National City Corp.	1,710,449	57,197,415
North Fork Bancorporation, Inc.	1,825,892	46,560,246
PNC Bank Corp.	149,958	8,700,563

Popular, Inc.	1,432	$34,683
Regions Financial Corp.	1,913,666	59,553,286
Royal Bank of Canada	290,001	21,170,073
Royal Bank of Scotland Group PLC	50,837	1,448,427
S&T Bancorp, Inc.	100,000	3,780,000
Societe Generale	905,969	103,835,351
SunTrust Banks, Inc.	1,408,024	97,787,267
Synovus Financial Corp.	1,369,351	37,958,410
TCF Financial Corp.	72,500	1,939,375
Trustmark Corp.	205,425	5,721,086
U.S. Bancorp	4,978,276	139,789,990
Valley National Bancorp.	104,601	2,395,363
Wachovia Corp.	2,164,402	103,003,891
Wells Fargo & Co.	2,403,260	140,758,938
Westamerica Bancorporation	268,474	13,866,682
Whitney Holding Corp.	385,631	10,427,449
Zions Bancorporation	230,007	16,378,798
		$1,520,787,244
Commercial Services & Supplies — 1.5%
ACCO Brands Corp. (1)	30,117	849,901
Allied Waste Industries, Inc. (1)	1,674,390	14,148,596
Avery Dennison Corp.	890,215	46,638,364
Banta Corp.	42,341	2,154,734
CBIZ, Inc. (1)	185,000	943,500
Cendant Corp.	884,731	18,260,848
Cintas Corp.	1,545,035	63,423,687
Consolidated Graphics, Inc. (1)	70,215	3,022,756
Deluxe Corp.	32,000	1,285,120
Donnelley (R.R.) & Sons Co.	91,260	3,383,008
Equifax, Inc.	80,000	2,795,200
HNI Corp.	1,187,389	71,504,566
Hudson Highland Group, Inc. (1)	10,262	256,242
Ikon Office Solutions, Inc.	56,287	561,744
Imagistics International, Inc. (1)	809	33,857
Manpower, Inc.	2,000	88,780
Miller (Herman), Inc.	541,800	16,416,540
Monster Worldwide, Inc. (1)	68,426	2,101,362
Navigant Consulting, Inc. (1)	273,137	5,233,305
PHH Corp. (1)	27,467	754,244
Pitney Bowes, Inc.	22,857	954,051
School Specialty Corp. (1)	49,197	2,399,830
Steelcase, Inc.	123,000	1,778,580
Waste Management, Inc.	975,114	27,898,012
		$286,886,827

Communications Equipment — 1.5%
3Com Corp. (1)	869,674	$3,548,270
ADC Telecommunications, Inc. (1)	41,693	953,102
Alcatel S.A. ADR (1)	43,728	586,830
Avaya, Inc. (1)	56,239	579,262
Ciena Corp. (1)	380,378	1,004,198
Cisco Systems, Inc. (1)	5,008,176	89,796,596
Comverse Technology, Inc. (1)	325,350	8,546,945
Corning, Inc. (1)	3,636,520	70,293,932
Dycom Industries, Inc. (1)	143,116	2,893,806
Enterasys Networks, Inc. (1)	98,848	132,456
JDS Uniphase Corp. (1)	52,451	116,441
Lucent Technologies, Inc. (1)	555,464	1,805,258
Motorola, Inc.	1,279,726	28,269,147
Nokia Corp., Class A, ADR	2,042,478	34,538,303
Nortel Networks Corp. (1)	739,418	2,410,503
Qualcomm, Inc.	534,846	23,934,359
Riverstone Networks, Inc. (1)	28,706	19,807
Tellabs, Inc. (1)	106,674	1,122,210
		$270,551,425
Computers & Peripherals — 2.5%
Dell, Inc. (1)	4,468,065	152,807,823
EMC Corp. (1)	1,762,867	22,811,499
Gateway, Inc. (1)	79,938	215,833
Hewlett-Packard Co.	905,407	26,437,884
International Business Machines Corp.	1,695,141	135,984,211
Lexmark International, Inc., Class A (1)	1,909,509	116,575,524
McData Corp., Class A (1)	17,915	93,875
Network Appliance, Inc. (1)	488,000	11,585,120
Palm, Inc. (1)	64,913	1,838,985
Sun Microsystems, Inc. (1)	319,180	1,251,186
		$469,601,940
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc. (1)	161,151	10,861,577
		$10,861,577
Construction Materials — 0.1%
Vulcan Materials Co.	184,512	13,692,636
		$13,692,636
Consumer Finance — 1.1%
American Express Co.	617,783	35,485,456
Capital One Financial Corp.	1,401,477	111,445,451
MBNA Corp.	507,864	12,513,769

Providian Financial Corp. (1)	119,504	$2,112,831
SLM Corp.	905,499	48,570,966
		$210,128,473
Containers & Packaging — 0.1%
Bemis Co.	295,186	7,291,094
Caraustar Industries, Inc. (1)	167,599	1,840,237
Sealed Air Corp. (1)	37,014	1,756,684
Sonoco Products Co.	148,033	4,042,781
Temple-Inland, Inc.	115,924	4,735,495
		$19,666,291
Department Stores — 0.0%
Neiman Marcus Group, Inc. (The)	6	599
		$599
Distributors — 0.1%
Genuine Parts Company	347,293	14,898,870
		$14,898,870
Diversified Consumer Services — 0.5%
Apollo Group, Inc. Class A (1)	47,312	3,141,044
Block (H&R), Inc.	1,575,244	37,774,351
Laureate Education, Inc. (1)	520,213	25,474,831
Service Corp. International	142,389	1,180,405
ServiceMaster Co. (The)	1,156,537	15,659,511
Stewart Enterprises, Inc.	114,000	755,820
		$83,985,962
Diversified Financial Services — 1.7%
Citigroup, Inc.	4,235,124	192,782,844
Finova Group, Inc. (1)	175,587	12,642
ING Groep NV ADR	257,281	7,664,401
JPMorgan Chase & Co.	3,141,084	106,576,980
Moody’s Corp.	139,186	7,109,621
Principal Financial Group, Inc.	113,328	5,368,347
		$319,514,835
Diversified Telecommunication Services — 1.3%
AT&T Corp.	502,314	9,945,817
BCE, Inc.	3,100,000	85,064,000
BellSouth Corp.	185,784	4,886,119
Cincinnati Bell, Inc. (1)	169,013	745,347
Citizens Communications Co.	12,231	165,730
Deutsche Telekom AG ADR	2,006,790	36,603,850
McLeodUSA, Inc. (1)	947	28
Qwest Communications International, Inc. (1)	47,762	195,824
RSL Communications Ltd. (1)(2)	247,161	0
SBC Communications, Inc.	1,285,015	30,801,810

Telefonos de Mexico SA de CV ADR	3,051,574	$64,906,979
Verizon Communications, Inc.	460,257	15,045,801
		$248,361,305
Electric Utilities — 0.3%
American Electric Power Co., Inc.	960	38,112
Exelon Corp.	1,002,000	53,546,880
Southern Co. (The)	65,985	2,359,624
		$55,944,616
Electrical Equipment — 0.5%
American Power Conversion Corp.	30,856	799,170
Baldor Electric Co.	149,060	3,778,671
Emerson Electric Co.	1,140,336	81,876,125
Rockwell International Corp.	151,131	7,994,830
Roper Industries, Inc.	46,244	1,816,927
Thomas and Betts Corp. (1)	114,600	3,943,386
		$100,209,109
Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc. (1)	460,978	15,097,030
Arrow Electronics, Inc. (1)	8,750	274,400
Flextronics International, Ltd. (1)	441,607	5,674,650
Jabil Circuit, Inc. (1)	2,127,971	65,796,863
Molex, Inc., Class A	61,319	1,576,511
National Instruments Corp.	735,687	18,127,328
Plexus Corp. (1)	152,059	2,598,688
Sanmina Corp. (1)	1,140,602	4,893,183
Solectron Corp. (1)	1,743,296	6,816,287
		$120,854,940
Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	378,212	22,571,692
Core Laboratories NV (1)	26,090	841,663
Grant Prideco, Inc. (1)	11,694	475,361
Halliburton Co.	691,704	47,395,558
National-Oilwell, Inc. (1)	332,963	21,908,965
Schlumberger Ltd.	553,812	46,730,657
Smith International, Inc.	191,739	6,386,826
Transocean Sedco Forex, Inc. (1)	103,602	6,351,839
		$152,662,561
Food & Staples Retailing — 1.9%
Albertson’s, Inc.	853,255	21,885,991
Casey’s General Stores, Inc.	12,551	291,183
Costco Wholesale Corp.	927,132	39,950,118
CVS Corp.	263,610	7,647,326
Kroger Co. (The) (1)	1,349,634	27,788,964
Safeway, Inc.	1,190,841	30,485,530

Sysco Corp. (2)(3)	30,000	$940,747
Sysco Corp.	1,809,573	56,766,305
Sysco Corp. (2)(3)	60,000	1,880,945
Walgreen Co.	918,603	39,913,300
Wal-Mart Stores, Inc.	2,790,919	122,298,071
Winn-Dixie Stores, Inc. (1)	137,447	92,090
		$349,940,570
Food Products — 2.7%
Archer-Daniels-Midland Co.	977,204	24,097,851
Campbell Soup Co.	1,274,493	37,916,167
ConAgra Foods, Inc.	1,048,341	25,946,440
Dean Foods Co. (1)	330,204	12,831,727
Del Monte Foods Co. (1)	99,492	1,067,549
General Mills, Inc.	159,029	7,665,198
Heinz (H.J.) Co.	299,708	10,951,330
Hershey Foods Corp.	506,053	28,495,844
JM Smucker Co.	7,352	356,866
Kellogg Co.	54,076	2,494,526
Kraft Foods, Inc.	465	14,224
Nestle SA	275,000	81,101,076
Sara Lee Corp.	4,773,294	90,453,921
Smithfield Foods, Inc. (1)	3,845,278	114,127,851
TreeHouse Foods, Inc. (1)	72,437	1,947,107
Tyson Foods, Inc.	265,272	4,788,160
Wrigley (Wm.) Jr. Co.	846,523	60,848,073
		$505,103,910
Gas Utilities — 0.0%
National Fuel Gas Co.	4,000	136,800
		$136,800
Health Care Equipment & Supplies — 1.3%
Advanced Medical Optics, Inc. (1)	31,158	1,182,446
Bausch & Lomb, Inc.	29,250	2,359,890
Baxter International, Inc.	229,317	9,142,869
Becton, Dickinson and Co.	64,173	3,364,590
Biomet, Inc.	419,890	14,574,382
Boston Scientific Corp. (1)	1,109,134	25,920,462
Dentsply International, Inc.	6,927	374,197
Dionex Corp. (1)	139,750	7,581,438
Edwards Lifesciences Corp. (1)	10,353	459,777
Guidant Corp.	57,206	3,940,921
Hillenbrand Industries, Inc.	374,474	17,619,002
Hospira, Inc. (1)	126,372	5,177,461
Lumenis Ltd. (1)	100,000	198,500
Medtronic, Inc.	2,085,189	111,807,834
PerkinElmer, Inc.	254,526	5,184,695

St. Jude Medical, Inc. (1)	48,028	$2,247,710
Steris Corp.	1,432	34,067
Stryker Corp.	50,556	2,498,983
Waters Corp. (1)	165,841	6,898,986
Zimmer Holdings, Inc. (1)	320,341	22,068,292
		$242,636,502
Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	174,177	13,463,882
Beverly Enterprises, Inc. (1)	50,586	619,679
Cardinal Health, Inc.	1,784,669	113,219,401
Caremark Rx, Inc. (1)	701,471	35,024,447
Cigna Corp.	11,836	1,394,991
Express Scripts, Inc. (1)	53,316	3,316,255
HCA, Inc.	140	6,709
Health Management Associates, Inc., Class A	131,615	3,089,004
IDX Systems Corp. (1)	60,000	2,590,800
IMS Health, Inc.	280,530	7,060,940
McKesson Corp.	2,631	124,841
Medco Health Solutions, Inc. (1)	183,331	10,052,039
Parexel International Corp. (1)	27,837	559,245
Renal Care Group, Inc. (1)	239,856	11,349,986
Schein (Henry) Corp. (1)	1,982,649	84,500,500
Sunrise Assisted Living, Inc. (1)	144,000	9,610,560
Tenet Healthcare Corp. (1)	3,961	44,482
UnitedHealth Group, Inc.	403,952	22,702,102
Ventiv Health, Inc. (1)	13,170	345,186
WellPoint, Inc. (1)	808,000	61,262,560
		$380,337,609
Hotels, Restaurants & Leisure — 1.7%
Brinker International, Inc. (1)	211,059	7,927,376
Carnival Corp.	561,335	28,055,523
CBRL Group, Inc.	62,047	2,088,502
Darden Restaurants, Inc.	184,714	5,609,764
Evans (Bob) Farms, Inc.	50,957	1,157,233
Gaylord Entertainment Co. (1)	428,482	20,417,167
International Game Technology	400,000	10,800,000
International Speedway Corp.	118,344	6,209,510
Jack in the Box, Inc. (1)	500,000	14,955,000
Lone Star Steakhouse & Saloon, Inc.	145,981	3,795,506
Marriott International, Inc.	256,188	16,139,844
McDonald’s Corp.	863,972	28,934,422
MGM Grand, Inc. (1)	188,890	8,267,715
Navigant International, Inc. (1)	38,258	473,443
Outback Steakhouse, Inc.	1,403,961	51,384,973
Papa John’s International, Inc. (1)	189,511	9,498,291

Royal Caribbean Cruises Ltd.	446,961	$19,308,715
Sonic Corp. (1)	159,765	4,369,573
Starbucks Corp. (1)	1,180,208	59,128,421
Yum! Brands, Inc.	236,553	11,451,531
		$309,972,509
Household Durables — 0.5%
Blyth Industries, Inc.	701,548	15,637,505
D.R. Horton, Inc.	625,255	22,646,736
Department 56, Inc. (1)	5,455	68,188
Fortune Brands, Inc.	126,932	10,323,380
Helen of Troy Ltd. (1)	20,000	412,800
Interface, Inc., Class A (1)	75,467	623,357
Leggett & Platt, Inc.	1,813,805	36,638,861
Maytag Corp.	27,073	494,353
Newell Rubbermaid, Inc.	411,393	9,318,051
Snap-On, Inc.	42,453	1,533,402
		$97,696,633
Household Products — 1.8%
Clorox Co. (The)	53,688	2,981,832
Colgate-Palmolive Co.	712,070	37,590,175
Energizer Holdings, Inc. (1)	168,981	9,581,223
Kimberly-Clark Corp.	1,555,480	92,597,724
Procter & Gamble Co. (The)	3,181,988	189,201,006
		$331,951,960
Independent Power Producers & Energy Traders — 0.2%
AES Corp. (1)	49,542	813,975
Duke Energy Corp.	417,250	12,171,183
Dynegy, Inc. (1)	22,688	106,860
TXU Corp.	170,248	19,217,594
		$32,309,612
Industrial Conglomerates — 2.7%
3M Co.	819,927	60,149,845
General Electric Co.	12,434,219	418,660,154
Teleflex, Inc.	33,700	2,375,850
Tyco International, Ltd.	1,146,900	31,941,165
		$513,127,014
Insurance — 6.0%
21st Century Insurance Group	70,700	1,127,665
Aegon N.V. ADR	5,182,849	77,224,450
AFLAC, Inc.	2,158,573	97,783,357
Allstate Corp. (The)	189,192	10,460,426
American International Group, Inc.	5,218,667	323,348,607
AON Corp.	786,684	25,236,823
Berkshire Hathaway, Inc., Class A (1)	515	42,230,000

Berkshire Hathaway, Inc., Class B (1)	41,277	$112,727,487
Chubb Corp.	5,835	522,524
Commerce Group, Inc.	120,000	6,962,400
Gallagher (Arthur J.) and Co.	703,494	20,267,662
Hartford Financial Services Group, Inc.	10,682	824,330
Jefferson-Pilot Corp.	186,673	9,552,057
Lincoln National Corp.	52,903	2,752,014
Manulife Financial Corp.	74,958	3,996,761
Marsh & McLennan Cos., Inc.	686,611	20,866,108
MetLife, Inc.	1,869,700	93,167,151
Old Republic International Corp.	240,548	6,415,415
Progressive Corp. (2)(3)	10,900	1,141,565
Progressive Corp.	1,993,716	208,881,625
Safeco Corp.	161,000	8,594,180
St. Paul Companies, Inc. (The)	334,700	15,017,989
Torchmark Corp.	324,638	17,150,626
UICI	43,597	1,569,492
UnumProvident Corp.	53,710	1,101,055
XL Capital Ltd., Class A	187,100	12,728,413
		$1,121,650,182
Internet & Catalog Retail — 0.4%
Amazon.com Inc. (1)	23,500	1,064,550
eBay, Inc. (1)	1,257,244	51,798,453
Expedia, Inc. (1)	403,096	7,985,332
IAC/InterActiveCorp (1)	403,096	10,218,484
		$71,066,819
IT Services — 2.3%
Accenture Ltd. (1)	2,738,000	69,709,480
Acxiom Corp.	631,138	11,814,903
Affiliated Computer Services, Inc. (1)	183,730	10,031,658
Automatic Data Processing, Inc.	1,554,446	66,903,356
BISYS Group, Inc. (The) (1)	65,000	872,950
Ceridian Corp. (1)	26,632	552,614
Certegy, Inc.	42,862	1,715,337
Computer Sciences Corp. (1)	238,777	11,296,540
CSG Systems International, Inc. (1)	25,200	547,092
DST Systems, Inc. (1)	253,952	13,924,188
eFunds, Corp. (1)	1	19
Electronic Data Systems Corp.	1,252	28,095
First Data Corp.	3,813,208	152,528,320
Fiserv, Inc. (1)	300,000	13,761,000
Gartner Group, Inc., Class A (1)	30,576	357,433
Keane, Inc. (1)	38,193	436,546
Paychex, Inc.	1,540,265	57,113,026

Perot Systems Corp. (1)	689,196	$9,752,123
Safeguard Scientific, Inc. (1)	26,579	45,982
		$421,390,662
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,761	2,208,215
Mattel, Inc.	30,514	508,974
		$2,717,189
Machinery — 2.8%
Caterpillar, Inc. (2)(3)	34,186	2,007,758
Caterpillar, Inc.	110,120	6,469,550
Danaher Corp.	4,031,970	217,040,945
Deere & Co.	3,350,000	205,020,000
Donaldson Co., Inc.	79,326	2,421,823
Dover Corp.	343,717	14,020,216
Federal Signal Corp.	218,345	3,731,516
Illinois Tool Works, Inc.	749,685	61,721,566
ITT Industries, Inc.	4,214	478,710
Nordson Corp.	163,978	6,236,083
Parker-Hannifin Corp.	44,447	2,858,387
Tecumseh Products Co., Class A	125,700	2,705,064
Wabtec	94,504	2,578,069
		$527,289,687
Media — 4.7%
ADVO, Inc.	750,000	23,467,500
Arbitron, Inc.	11,555	460,351
Belo (A.H.) Corp.	542,924	12,411,243
Cablevision Systems Corp. (1)	207,410	6,361,265
Catalina Marketing Corp.	87,095	1,980,540
Clear Channel Communications, Inc.	132,517	4,358,484
Comcast Corp. Class A (1)	1,979,071	58,145,106
Comcast Corp. Class A Special (1)	1,736,622	49,979,981
Discovery Holding Co., Class A (1)	131,304	1,896,030
Discovery Holding Co., Class B (1)	3,287	49,354
EchoStar Communications, Class A	35,150	1,039,386
Entercom Communications Corp. (1)	220,000	6,949,800
Gannett Co., Inc.	900,642	61,991,189
Havas Advertising, S.A. ADR	3,142,938	15,808,978
Interpublic Group of Cos., Inc. (1)	1,090,663	12,695,317
Knight Ridder, Inc.	19,023	1,116,270
Lamar Advertising Co. (1)	241,409	10,950,312
Liberty Global, Inc. Class A (1)	50,655	1,371,737
Liberty Global, Inc. Class B (1)	1,643	47,105
Liberty Global, Inc. Class C (1)	52,298	1,346,674
Liberty Media Corp. Class A (1)	1,313,041	10,569,980
Liberty Media Corp. Class B (1)	32,876	271,227

McClatchy Co. (The)	48,066	$3,135,345
McGraw-Hill Companies, Inc. (The)	693,928	33,336,301
New York Times Co. (The), Class A	300,468	8,938,923
News Corp., Inc. Class A	187,934	2,929,891
Omnicom Group, Inc.	2,322,646	194,242,885
Proquest Company (1)	115,000	4,163,000
Publicis Groupe SA	329,132	10,502,531
Reuters Holdings PLC ADR	1,431	56,682
Scripps (The E.W.) Company	51,066	2,551,768
Time Warner, Inc.	4,156,731	75,278,398
Tribune Co.	1,440,457	48,817,088
Univision Communications, Inc. (1)	401,298	10,646,436
Viacom, Inc., Class A	29,774	989,092
Viacom, Inc., Class B	1,010,467	33,355,516
Vivendi Universal SA ADR	490,725	16,061,429
Walt Disney Co., (The)	4,902,830	118,305,288
Washington Post Co. (The)	16,470	13,217,175
Westwood One, Inc.	122,400	2,434,536
WPP Group PLC	139,450	1,426,434
WPP Group PLC ADR	256,051	13,089,327
		$876,745,874
Metals & Mining — 0.3%
Alcoa, Inc.	85,947	2,098,826
Allegheny Technologies, Inc.	21,408	663,220
Inco, Ltd.	200,000	9,470,000
Nucor Corp.	421,662	24,873,841
Phelps Dodge Corp.	14,862	1,931,020
Steel Dynamics, Inc.	311,800	10,588,728
		$49,625,635
Multiline Retail — 1.5%
99 Cents Only Stores (1)	1,142,232	10,565,646
Dollar General Corp.	101,456	1,860,703
Dollar Tree Stores, Inc. (1)	659,218	14,272,070
Family Dollar Stores, Inc.	2,618,411	52,027,827
Federated Department Stores, Inc.	128,024	8,560,965
Kohl’s Corp. (1)	55	2,760
Nordstrom, Inc.	131,384	4,509,099
Penney (J.C.) Company, Inc.	130,816	6,203,295
Sears Holdings Corp. (1)	5,747	715,042
Target Corp.	3,549,371	184,318,836
		$283,036,243
Multi-Utilities — 0.0%
Ameren Corp.	5,000	267,450
Dominion Resources, Inc.	3,249	279,869
PG&E Corp.	47,705	1,872,421

Teco Energy, Inc.	34,145	$615,293
Wisconsin Energy Corp.	9,576	382,274
		$3,417,307
Office Electronics — 0.0%
Xerox Corp. (1)	42,878	585,285
Zebra Technologies Corp., Class A (1)	13,500	527,715
		$1,113,000
Oil, Gas & Consumable Fuels — 11.4%
Amerada Hess Corp.	18,947	2,605,213
Anadarko Petroleum Corp.	2,558,459	244,972,449
Apache Corp.	2,072,504	155,893,751
BP PLC ADR	4,998,135	354,117,865
Burlington Resources, Inc.	4,337,819	352,751,441
Chevron Corp.	383,288	24,810,232
ConocoPhillips	3,326,290	232,540,934
Devon Energy Corp.	1,015,400	69,697,056
El Paso Corp.	148,709	2,067,055
Exxon Mobil Corp.	6,353,898	403,726,679
Kerr-McGee Corp.	267,327	25,960,125
Kinder Morgan, Inc.	1,781,672	171,325,580
Marathon Oil Corp.	28,898	1,991,939
Murphy Oil Corp.	39,036	1,946,725
Newfield Exploration Co. (1)	120,000	5,892,000
Royal Dutch Shell PLC ADR	118,194	7,758,254
Total SA ADR	400,000	54,328,000
Valero Energy Corp.	103,020	11,647,441
Williams Companies, Inc. (The)	219,065	5,487,578
		$2,129,520,317
Paper and Forest Products — 0.2%
Georgia-Pacific Corp.	452,621	15,416,271
International Paper Co.	111,913	3,335,007
Louisiana-Pacific Corp.	70,750	1,959,068
MeadWestvaco Corp.	84,358	2,329,968
Neenah Paper, Inc.	41,453	1,214,573
Weyerhaeuser Co.	89,778	6,172,238
		$30,427,125
Personal Products — 1.7%
Avon Products, Inc.	173,400	4,681,800
Gillette Company	3,963,264	230,661,965
Lauder (Estee) Companies, Inc.	2,092,312	72,875,227
		$308,218,992
Pharmaceuticals — 6.2%
Abbott Laboratories	3,003,073	127,330,295
Allergan, Inc.	38,300	3,509,046

Andrx Corp. (1)	180,170	$2,780,023
Bristol-Myers Squibb Co.	4,931,905	118,661,634
Elan Corp. PLC ADR (1)	31,838	282,085
Forest Laboratories, Inc. (1)	56,800	2,213,496
GlaxoSmithKline PLC ADR	434,293	22,270,545
Johnson & Johnson	3,346,455	211,763,672
King Pharmaceuticals, Inc. (1)	505,637	7,776,697
Lilly (Eli) & Co.	3,678,242	196,859,512
Merck & Co., Inc.	2,594,173	70,587,447
Mylan Laboratories, Inc.	27,992	539,126
Novo Nordisk ADR	292,277	14,491,094
Pfizer, Inc.	7,820,120	195,268,396
Schering AG ADR	25,000	1,585,000
Schering-Plough Corp.	2,468,393	51,959,673
Sepracor, Inc. (1)	4,000	235,960
Teva Pharmaceutical Industries Ltd. ADR	1,888,190	63,103,310
Watson Pharmaceuticals, Inc. (1)	680,519	24,913,801
Wyeth Corp.	822,553	38,059,527
		$1,154,190,339
Real Estate — 0.1%
AvalonBay Communities, Inc.	28,867	2,473,902
Forest City Enterprises, Class A	77,326	2,946,121
Jones Lang LaSalle, Inc.	1,835	84,520
Plum Creek Timber Co., Inc.	198,791	7,536,167
ProLogis Trust	126,355	5,598,790
Trammell Crow Co. (1)	149,096	3,679,689
		$22,319,189
Road & Rail — 0.2%
ANC Rental Corp. (1)	364,417	36
Burlington Northern Santa Fe Corp.	192,065	11,485,487
CSX Corporation	38,134	1,772,468
Florida East Coast Industries, Inc.	121,978	5,524,384
Heartland Express, Inc.	653,154	13,285,152
Kansas City Southern Industries, Inc. (1)	15,215	354,662
Norfolk Southern Corp.	3,990	161,834
Union Pacific Corp.	10,453	749,480
		$33,333,503
Semiconductors & Semiconductor Equipment — 2.2%
Agere Systems, Inc. (1)	16,588	172,681
Altera Corp. (1)	66,116	1,263,477
Analog Devices, Inc.	574,160	21,324,302
Applied Materials, Inc.	1,141,642	19,362,248
Broadcom Corp., Class A (1)	541,281	25,391,492
Broadcom Corp., Class A (1)(2)(3)	35,000	1,641,234
Conexant Systems, Inc. (1)	134,174	240,171

Cypress Semiconductor Corporation (1)	152,742	$2,298,767
Freescale Semiconductor, Class B (1)	101,539	2,394,290
Intel Corp.	10,229,486	252,156,830
KLA-Tencor Corp.	148,373	7,234,667
Linear Technology Corp.	87,760	3,298,898
LSI Logic Corp. (1)	132,810	1,308,179
Maxim Integrated Products Co.	304,351	12,980,570
Mindspeed Technologies, Inc. (1)	44,724	107,785
Skyworks Solutions, Inc. (1)	98,685	692,769
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	909	7,472
Teradyne, Inc. (1)	27,996	461,934
Texas Instruments, Inc.	1,879,286	63,707,795
Xilinx, Inc.	58,684	1,634,349
		$417,679,910
Software — 1.8%
Adobe Systems, Inc.	550,338	16,427,589
Cadence Design Systems, Inc. (1)	450,000	7,272,000
Cognos, Inc. (1)	77,000	2,997,610
Computer Associates International, Inc.	38,744	1,077,471
Compuware Corp. (1)	150,944	1,433,968
Electronic Arts, Inc. (1)	21,405	1,217,730
Fair Isaac Corp.	608,568	27,263,846
Henry (Jack) & Associates	201,006	3,899,516
Intuit, Inc. (1)	587,293	26,316,599
Microsoft Corp.	7,236,749	186,201,552
Oracle Corp. (1)	900,222	11,153,751
PalmSource, Inc. (1)	20,110	362,985
Parametric Technology Corp. (1)	94,600	659,362
Reynolds & Reynolds Co.	216,412	5,931,853
SAP AG ADR	400,000	17,332,000
Siebel Systems, Inc.	179,184	1,850,971
Symantec Corp. (1)	1,190,220	26,970,385
Wind River Systems, Inc. (1)	91,910	1,188,396
		$339,557,584
Specialty Retail — 1.9%
Abercrombie & Fitch Co.	11,225	559,566
AutoNation, Inc. (1)	1,455,367	29,063,679
Best Buy Co., Inc.	170,415	7,418,165
Burlington Coat Factory Warehouse Corp.	107,868	4,103,299
CarMax, Inc. (1)	67,797	2,120,012
Circuit City Stores, Inc.	216,000	3,706,560
Gap, Inc. (The)	540,888	9,427,678
Home Depot, Inc. (The)	4,353,368	166,037,456
Limited Brands, Inc.	696,252	14,224,428
Lowe’s Companies	877,545	56,513,898

Office Depot, Inc. (1)	80,276	$2,384,197
OfficeMax, Inc.	2,192	69,421
Payless Shoesource, Inc. (1)	23,100	401,940
Pep Boys - Manny, Moe & Jack (The)	62,500	865,000
RadioShack Corp.	631,599	15,663,655
Sherwin-Williams Co. (The)	59,025	2,601,232
Staples, Inc.	300,587	6,408,515
Tiffany & Co.	57,286	2,278,264
TJX Companies, Inc. (The)	1,716,834	35,160,760
Too, Inc. (1)	38,284	1,050,130
		$360,057,855
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc. (1)	731,440	22,937,958
Nike, Inc., Class B	1,529,222	124,906,853
		$147,844,811
Thrifts & Mortgage Finance — 0.5%
Countrywide Financial Corp.	999,998	32,979,934
Fannie Mae	338,927	15,190,708
Freddie Mac	146,086	8,248,016
Golden West Financial Corp.	89,168	5,295,688
MGIC Investment Corp.	85,000	5,457,000
Radian Group, Inc.	1,796	95,368
Washington Mutual, Inc.	827,674	32,461,374
		$99,728,088
Tobacco — 0.3%
Altria Group, Inc.	734,704	54,155,032
		$54,155,032
Trading Companies & Distributors — 0.0%
United Rentals, Inc. (1)	397,333	7,831,433
		$7,831,433
Wireless Telecommunication Services — 0.7%
Alltel Corp.	1,655,861	107,813,110
Sprint Corp.	271,839	6,464,331
Telephone & Data Systems, Inc.	25,844	1,007,916
Telephone & Data Systems, Inc., Special Shares	25,844	970,442
Vodafone Group PLC	232,062	6,026,650
		$122,282,449
Total Common Stocks (identified cost $14,283,529,661)		$18,654,973,380

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Enron Corp. (1)(2)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares) (1)	166,518	$649
		$649
Total Preferred Stocks (identified cost $39,407)		$649

Rights — 0.0%

Security	Shares	Value
Computers and Business Equipment — 0.0%
Seagate Technology, Inc. (Tax Refund Rights) (1)(2)	197,392	$0
		$0
Diversified Telecommunication Services — 0.0%
McLeodUSA, Inc. (Escrow Rights) (1)(2)	1,592,200	0
		$0
Total Rights (identified cost $0)		$0

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc. (1)	18,106	$17,201
		$17,201
Total Warrants (identified cost $0)		$17,201

Commercial Paper — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
UBS Finance LLC, 3.86%, 10/3/05	$21,313	$21,308,429
Total Commercial Paper (at amortized cost, $21,308,429)		$21,308,429

Short-Term Investments — 0.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.9% (identified cost $14,323,503,566)		$18,678,299,659
Other Assets, Less Liabilities — 0.1%		$26,901,663
Net Assets — 100.0%		$18,705,201,322

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		Security subject to restrictions on resale (see below).

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,331,114,198
Gross unrealized appreciation	$14,348,360,223
Gross unrealized depreciation	(1,174,762)
Net unrealized appreciation	$14,347,185,461

At September 30, 2005, the Portfolio owned the following securities (representing 0.04% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933.  The securities are eligible for resale after December 15, 2005, except for the 34,186 shares of Caterpillar, Inc. and the 60,000 shares of Sysco Corp. which are eligible for resale after February 17, 2006 and May 19, 2006, respectively.  The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Common Stocks	Acquisition	Shares	Cost	Fair Value
Broadcom Corp. – Class A	12/15/04	35,000	$1,121,815	$1,641,234
Caterpillar, Inc.	2/17/05	34,186	1,580,520	2,007,758
Progressive Corp.	12/15/04	10,900	943,939	1,141,565
Sysco Corp.	12/15/04	30,000	1,115,824	940,747
Sysco Corp.	5/19/05	60,000	2,220,777	1,880,945
			$6,982,875	$7,612,249

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 18, 2005
By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer
Date:	November 18, 2005